Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		6 Months Ended			1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended			1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Hong Kong [Member]	Jun. 30, 2013 Macau [Member]	Jan. 31, 2013 Sang Heng [Member]	Jun. 30, 2013 Sang Heng [Member]	Jun. 30, 2013 Iao Pou [Member]	Jun. 30, 2013 Kings Gaming [Member]	Jan. 31, 2013 Bao Li and King's Gaming [Member]	Jan. 31, 2013 Sang Lung [Member]	Jul. 31, 2013 Mr.Vong Veng [Member] Subsequent Event [Member]	Jul. 31, 2013 Chien Lee [Member] Subsequent Event [Member]	Jul. 31, 2013 Mr.Leong And Mr.Li [Member]	Jul. 31, 2013 Mr.Leong And Mr.Li [Member] Subsequent Event [Member]
Payment To Related Party Management Company										$ 155,000	$ 155,000	$ 77,500
Payment To Related Party Management Company Revised									180,000				103,000	155,000
Related Party Transaction, Expenses from Transactions with Related Party	1,546,033	1,391,466	3,093,222	2,783,147
Related Party Transaction, Due from (to) Related Party	515,710		515,710		567,683
Employment Contracts Total Compensation Charged To Operations	319,645	237,887	639,289	475,774
Lease Expiration Date							Sep. 30, 2015	Apr. 30, 2016
Capital Leases, Future Minimum Payments Due, Next Twelve Months	37,331		37,331
Capital Leases, Future Minimum Payments Due in Two Years	76,226		76,226
Capital Leases, Future Minimum Payments Due in Three Years	64,760		64,760
Capital Leases, Future Minimum Payments Due in Four Years	11,857		11,857
Operating Leases, Rent Expense	24,975	18,422	41,713	36,883
Management Fee, Amount Paid						103,000
Fees and Commissions, Transfer Agent						490,671
Employment Agreement Term															5 year	two year		month to month basis
Employment Agreement Expiry Date																	Feb. 28, 2013
Monthly Paid Rent For Storage Space			$ 6,960